8. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Tables
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,292,500	2.00	-	April 3, 2013	1,292,500	-
12,500	1.55	-	May 21, 2013	12,500	-
37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
50,000	1.27	-	January 18, 2014	50,000	-
100,000	0.73	-	June 18, 2017	75,000	-
9,223,000		$-		9,198,000	$-

Stock-based compensation

	Year Ended December 31, 2012	Year Ended December 31, 2011	Cumulative to December 31, 2012
Exploration	$267,452	$146,343	$4,074,853
General and administration	940,426	844,818	18,678,907
	$1,207,878	$991,161	$22,753,760

Schedule of fair value assumptions

	December 31, 2012	December 31, 2011

Risk-free interest rate	1.13%	2.06%
Expected life of options (years)	4.9	4.2
Annualized volatility	73%	74%
Dividend rate	0.00%	0.00%